Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2024	2023
Prepaid deposits for inventory and molds	$1,839	$2,428
Prepaid royalties, net	6,115	25,079
Assets held-for-sale	1,682	8,694
Other prepaid expenses and current assets	30,306	13,873
Prepaid expenses and other current assets	$39,942	$50,074

In January 2024, the Company sold all outstanding inventory and certain intellectual property marketed under and related to Funko Games, to an independent third-party. The Company also entered into a multi-year exclusive worldwide license and distribution agreement with the purchaser, whereby the Company will earn minimum guaranteed royalty payments for the continued use of the Funko brand. Proceeds from the transaction were utilized to pay down a portion of the outstanding balance of the Term Loan Facility (as defined below).